Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Short-term employee benefits	¥1,571	¥1,506	¥1,206
Share-based compensation	457	383	316

Key management personnel of entity or parent [member]
Statement [LineItems]
Transaction Amounts with Related Party

	At March 31,
	2022	2021

	(In millions)
Assets:
Loans and advances	¥—	¥4

Liabilities:
Deposits	¥3,256	¥2,259
Others	59	80

Associates, joint ventures, and other entities [Member]
Statement [LineItems]
Transaction Amounts with Related Party
The transaction amounts included in the accounts, in aggregate, by category of related party were as follows:
Transactions with associates, joint ventures and other entities

	At March 31,
	2022	2021

	(In millions)
Assets:
Loans and advances	¥2,060,472	¥1,857,585
Others	33,957	78,410

Liabilities:
Deposits	¥315,500	¥192,010
Others	36,406	74,907

	For the fiscal year ended March 31,
	2022	2021	2020

	(In millions)
Income statements:

Income (interest income, fee and commission income, and others)	¥68,780	¥55,409	¥68,752
Expense (interest expense and others)	25,046	34,811	26,049